CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss for the year	$ (31,710)	$ (27,752)	$ (24,835)
Depreciation - property and equipment (notes 6, 20)	120	81	93
Depreciation - right-of-use assets (notes 8, 20)	304	322	299
Share-based compensation expense (notes 11, 20, 22)	2,723	1,917	2,378
Compensation warrant expenses (note 11)	0	151	0
Interest expense (income), net	139	71	(76)
Unrealized foreign exchange (gain) loss	(838)	282	(1,625)
Change in fair value of warrant derivative (notes 9, 17)	(1,242)	(5,285)	20
Net change in non-cash working capital (note 18)	3,538	1,765	391
Cash used in operating activities	(26,966)	(28,448)	(23,355)
Investing Activities
Acquisition of marketable securities	0	0	(20,348)
Maturities of marketable securities	0	20,230	0
Acquisition of property and equipment (note 6)	(239)	(8)	(55)
Cash (used in) provided by investing activities	(239)	20,222	(20,403)
Financing Activities
Proceeds from exercise of stock options (note 11)	0	781	12
Proceeds from exercise of warrant derivative (note 9)	65	0	0
Payment of lease liabilities (note 8)	(348)	(407)	(381)
Cash provided by financing activities	6,636	31,994	12,205
(Decrease) increase in cash and cash equivalents	(20,569)	23,768	(31,553)
Cash and cash equivalents, beginning of year	34,912	11,666	41,262
Impact of foreign exchange on cash and cash equivalents	1,599	(522)	1,957
Cash and cash equivalents, end of year	15,942	34,912	11,666
At-the-market equity distribution agreement
Financing Activities
Proceeds from share issuance	6,919	10,261	12,574
Public offering
Financing Activities
Proceeds from share issuance	$ 0	$ 21,359	$ 0